Discontinued Operations	6 Months Ended
Jun. 30, 2026
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations

Note 3 Discontinued Operations

On May 31, 2026, the Company entered into and consummated a Stock Purchase Agreement with Milton Chen, the Company's then co-Chief Executive Officer, Chairman of the Board, and Chief Executive Officer of VSee Lab, pursuant to which the Company sold all of its equity interests in VSee Lab, to Milton Chen. As consideration for the transaction and the mutual release of certain liabilities under the agreement, Milton Chen transferred to the Company 35,876 shares of the Company's common stock owned by him. In conjunction with the sale, Milton Chen assumed responsibility for certain VSee Lab obligations following the closing, while the Company retained specified pre-closing liabilities, and the Company relinquished control of VSee Lab and deconsolidated the subsidiary. Accordingly, the operating results of VSee Lab have been presented as discontinued operations in the accompanying condensed consolidated financial statements.

The Company accounted for the 35,876 shares of its common stock received from Milton Chen as a repurchase and cancellation of its common stock. The Company recognized a gain on sale of discontinued operations of $4,168,878 in connection with the transaction.

No assets or liabilities were classified as held for sale as of June 30, 2026, as the sale of VSee Lab was completed on May 31, 2026. The revenues and expenses of VSee Lab have been separately presented as discontinued operations in the accompanying condensed consolidated financial statements.

The following table represents the major components of the results of discontinued operations for the year ended December 31, 2025:

Balance sheet - Discontinued operations	December 31, 2025

ASSETS
Current assets:
Cash	$214,841
Accounts receivable, net of allowance for credit losses of $64,895	279,597
Prepaids and other current assets	132,460
Current assets from discontinued operations	626,898

Non-current assets:
Fixed assets, net	37,627
Non-current assets from discontinued operations	37,627

Total assets from discontinued operations	$664,525

LIABILITIES
Accounts payable and accrued liabilities	$(2,206,332)
Deferred revenue	(1,324,486)
Loan payable, related party	(330,000)
Total liabilities from discontinued operations	$(3,860,818)

The following table represents the major components of the results of discontinued operations for the three and six months ended June 30, 2026, and 2025:

	For the Three Months Ended		For the Six Months Ended
Statement of operations - Discontinued operations	June 30, 2026	June 30, 2025	June 30, 2026	June 30, 2025
Revenue
Subscription fees	$415,430	$880,327	$1,020,900	$1,707,672
Professional services and other fees	280,661	1,024,478	887,406	1,921,157
Technical engineering fees	58,614	430,124	127,291	829,970
Total revenue from discontinued operations	$754,705	$2,334,929	$2,035,597	$4,458,799

Less :
Cost of revenues	416,429	1,361,480	1,226,622	2,435,618
Compensation and related benefits	322,647	1,224,363	1,805,631	2,388,413
General and administrative	254,036	447,756	556,493	617,693
Interest expense	-	18,219	21,155	54,270
Other income, net	-	(10,295)	-	(10,295)
Gain on sale of discontinued operations	(4,168,878)	-	(4,168,878)	-

Income (loss) from discontinued operations before provision for income taxes	3,930,471	(706,594)	2,594,574	(1,026,900)

Provision for income taxes	(2,756)	(2,756)	(3,335)	(2,756)

Net income/(loss) from discontinued operations	$3,927,715	$(709,350)	$2,591,239	$(1,029,656)